Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net loss	$ (6,703)	$ (2,162)	$ (10,549)	$ (11,017)
Foreign currency translation adjustments, net of tax	(27)	(17)	(114)	(32)
Comprehensive loss	$ (6,730)	$ (2,179)	$ (10,663)	$ (11,049)